Baird Municipal Bond Fund
Schedule of Investments, March 31, 2021 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Community College System,
3.500%, 11/01/2025 (Insured by BAM)	$100,000	$111,465
Alabama Special Care Facilities Financing Authority,
5.000%, 06/01/2026 (Callable 06/01/2025)	110,000	128,243
Black Belt Energy Gas District,
4.000%, 12/01/2049 (Callable 09/01/2025)(Mandatory Tender Date 12/01/2025) (1)	45,000	51,316
Chilton County Health Care Authority,
3.000%, 11/01/2027 (Callable 11/01/2025)	100,000	106,960
Tallassee Board of Education,
4.000%, 08/01/2034 (Callable 08/01/2030)(Insured by AGM)	100,000	118,976
University of West Alabama:
4.000%, 01/01/2040 (Callable 01/01/2030)(Insured by AGM)	50,000	56,784
4.000%, 01/01/2041 (Callable 01/01/2030)(Insured by AGM)	100,000	113,257
Total Alabama (Cost $664,447)		687,001	2.5%

Alaska
CIVIC Ventures,
5.000%, 09/01/2025	100,000	110,513
Total Alaska (Cost $107,783)		110,513	0.4%

Arizona
Arizona Industrial Development Authority:
5.000%, 10/01/2030 (Callable 10/01/2026) (3)	100,000	104,157
4.000%, 07/01/2032 (Callable 01/01/2028)(Insured by SD CRED PROG)	100,000	111,247
City of Phoenix Civic Improvement Corp.,
5.500%, 07/01/2035 (7)	200,000	292,117
Industrial Development Authority of the County of Pima,
4.000%, 07/01/2029	25,000	28,475
Total Arizona (Cost $535,114)		535,996	1.9%

Arkansas
Batesville Public Facilities Board,
5.000%, 06/01/2026	150,000	165,332
Carroll-Boone Water District,
3.000%, 12/01/2032 (Callable 12/01/2025)	150,000	158,012
Salem Public Water Authority,
4.000%, 01/01/2040 (Callable 07/01/2021)	140,000	141,019
Southern Arkansas University,
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	130,000	144,024
Total Arkansas (Cost $602,925)		608,387	2.2%

California
California Infrastructure & Economic Development Bank:
0.459%, 08/01/2047 (1 Month LIBOR USD + 0.380%)(Callable 04/21/2021)(Mandatory Tender Date 08/01/2021) (2)	75,000	74,996
0.760%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)	200,000	201,689
California Municipal Finance Authority,
5.000%, 10/01/2023	85,000	93,809
California School Finance Authority,
4.000%, 07/01/2021 (3)	100,000	100,759
Cathedral City Public Financing Authority,
0.000%, 08/01/2031	735,000	581,446
El Rancho Unified School District,
0.000%, 08/01/2031 (Callable 08/01/2028)(Insured by AGM) (7)	115,000	138,169
Golden Valley Unified School District:
0.000%, 08/01/2027 (Insured by NATL)	115,000	106,026
0.000%, 08/01/2028 (Insured by NATL)	75,000	67,368
Hanford Joint Union High School District,
4.000%, 06/01/2049 (Callable 06/01/2026)(Insured by AGM)	250,000	275,320
Hawthorne School District,
0.000%, 08/01/2042 (Callable 08/01/2027)(Insured by AGM) (7)	250,000	277,901
Los Alamitos Unified School District,
0.000%, 08/01/2042 (Callable 08/01/2029) (7)	130,000	143,516
Los Angeles County Schools Regionalized Business Services Corp.,
0.000%, 08/01/2029 (Insured by AMBAC)	235,000	199,293
Los Angeles Regional Airports Improvement Corp.,
4.500%, 01/01/2027 (Callable 01/01/2022)	125,000	128,770
Mayers Memorial Hospital District:
0.000%, 08/01/2029	160,000	125,598
0.000%, 08/01/2030	360,000	271,828
Mizuho Floater/Residual Trust,
0.360%, 12/01/2027 (Optional Put Date 05/05/2021) (1)(3)	200,000	200,000
Modesto Irrigation District,
0.708%, 09/01/2027 (3 Month LIBOR USD + 0.580%)(Callable 05/03/2021)(Insured by NATL) (2)	100,000	98,720
Morongo Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2030) (7)	25,000	26,260
Newport Mesa Unified School District,
0.000%, 08/01/2042 (Callable 08/01/2031) (7)	35,000	49,169
Oak Park Unified School District,
0.000%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (7)	50,000	72,365
Oxnard School District,
2.000%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (7)	150,000	165,083
San Ysidro School District,
0.000%, 08/01/2030 (Insured by AGM)	165,000	141,612
Saugus Union School District Financing Authority,
4.000%, 09/01/2041 (Callable 09/01/2027)(Insured by BAM)	250,000	284,207
Solano County Community College District,
0.000%, 08/01/2030 (Callable 08/01/2025) (7)	110,000	115,062
Washington Unified School District,
0.000%, 08/01/2030 (Insured by NATL)	380,000	318,689
Total California (Cost $4,251,166)		4,257,655	15.3%

Colorado
City & County of Denver CO:
5.000%, 08/01/2041 (Callable 08/01/2026)	115,000	136,786
4.000%, 11/15/2043 (Callable 11/15/2022)	250,000	260,211
Colorado Educational & Cultural Facilities Authority,
2.000%, 09/01/2030 (Callable 09/01/2028)	100,000	98,792
Colorado Health Facilities Authority,
4.250%, 12/01/2023 (ETM)	15,000	15,985
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)	100,000	86,517
Pueblo Urban Renewal Authority,
0.000%, 12/01/2025 (3)	200,000	161,469
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)	25,000	28,534
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)	75,000	79,292
Total Colorado (Cost $846,953)		867,586	3.1%

Connecticut
Connecticut State Higher Education Supplement Loan Authority,
3.000%, 11/15/2035 (Callable 11/15/2026)	150,000	153,330
Total Connecticut (Cost $146,754)		153,330	0.6%

Florida
City of Tallahassee FL,
4.000%, 12/01/2035 (Callable 06/01/2025)	25,000	26,538
Florida Housing Finance Corp.,
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	110,000	118,649
Miami Health Facilities Authority,
5.000%, 07/01/2021	25,000	24,986
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	150,000	170,308
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	200,000	221,219
Palm Beach County Health Facilities Authority,
5.000%, 05/15/2023	200,000	216,230
University of West Florida,
4.000%, 06/01/2034 (Callable 06/01/2026)	50,000	56,560
Total Florida (Cost $809,875)		834,490	3.0%

Georgia
Development Authority of Appling County,
1.500%, 01/01/2038 (Mandatory Tender Date 02/03/2025) (1)	100,000	101,973
Development Authority of Cobb County,
5.000%, 06/01/2049 (Callable 06/01/2027)	245,000	299,324
George L Smith II Congress Center Authority,
5.000%, 01/01/2054 (Callable 01/01/2031) (6)	100,000	109,016
Total Georgia (Cost $493,610)		510,313	1.8%

Illinois
Chicago Board of Education,
5.500%, 12/01/2026 (Insured by NATL)	60,000	70,462
Chicago Park District,
5.000%, 01/01/2022	85,000	87,682
City of Chicago IL,
0.000%, 01/01/2027 (Insured by NATL)	100,000	89,539
Cook County Community College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	75,000	82,603
Eastern Illinois University,
6.350%, 04/01/2036 (Callable 05/03/2021)	250,000	242,464
Exceptional Children Have Opportunities,
4.000%, 12/01/2035 (Callable 12/01/2029)	150,000	169,351
Illinois Finance Authority:
5.125%, 05/15/2035 (Callable 05/03/2021)	25,000	25,068
4.125%, 11/15/2037 (Callable 11/15/2025)	30,000	32,847
6.000%, 10/01/2048 (Callable 10/01/2022)	100,000	103,514
Illinois Sports Facilities Authority,
0.000%, 06/15/2021 (Insured by AMBAC)	100,000	99,804
Joliet Park District,
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	100,000	105,481
Macon County School District No. 61,
5.000%, 12/01/2040 (Callable 12/01/2028)(Insured by AGM)	250,000	306,126
Metropolitan Pier & Exposition Authority,
0.000%, 06/15/2029 (Insured by NATL)	100,000	84,645
Southern Illinois University,
5.000%, 04/01/2021	95,000	95,000
Upper Illinois River Valley Development Authority,
5.000%, 01/01/2045 (Callable 01/01/2027) (3)	100,000	104,295
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	100,000	111,586
Will County Community High School District No. 210:
0.000%, 01/01/2027	30,000	26,483
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	100,000	113,065
Total Illinois (Cost $1,898,094)		1,950,015	7.0%

Indiana
Indiana Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2023)	150,000	155,608
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	100,000	120,013
St. Joseph County Airport Authority,
0.010%, 07/01/2028	155,000	137,622
Total Indiana (Cost $384,910)		413,243	1.5%

Iowa
City of Cedar Rapids IA,
0.123%, 08/15/2029 (Insured by AMBAC) (1)(5)	100,000	97,500
City of Coralville IA,
4.000%, 06/01/2025 (Callable 06/01/2024)	100,000	99,608
Total Iowa (Cost $195,874)		197,108	0.7%

Kansas
City of Coffeyville KS,
5.000%, 06/01/2025 (Insured by NATL) (3)	100,000	109,921
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	25,000	25,554
Total Kansas (Cost $128,602)		135,475	0.5%

Kentucky
Kentucky Economic Development Finance Authority,
0.000%, 10/01/2027 (Insured by NATL)	90,000	79,550
Kentucky Public Energy Authority,
1.197%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	50,000	50,783
Total Kentucky (Cost $123,533)		130,333	0.5%

Louisiana
Cameron Parish School District No. 15,
4.000%, 10/01/2022	115,000	120,208
Total Louisiana (Cost $120,223)		120,208	0.4%

Maryland
Maryland Health & Higher Educational Facilities Authority,
5.000%, 01/01/2030	100,000	118,891
Total Maryland (Cost $119,563)		118,891	0.4%

Massachusetts
Massachusetts Development Finance Agency:
3.500%, 10/01/2022 (3)	60,000	62,366
5.000%, 07/15/2025 (3)	50,000	56,636
Massachusetts State College Building Authority,
0.000%, 05/01/2028 (ETM)(Insured by NATL)	500,000	457,179
Total Massachusetts (Cost $581,585)		576,181	2.1%

Michigan
Detroit Downtown Development Authority,
0.000%, 07/01/2021	140,000	138,872
Flint Hospital Building Authority,
5.000%, 07/01/2023	50,000	52,199
Michigan Finance Authority,
5.000%, 07/01/2044 (Callable 07/01/2024)	300,000	319,630
Total Michigan (Cost $512,468)		510,701	1.8%

Minnesota
City of Maple Grove MN,
4.000%, 05/01/2037 (Callable 05/01/2027)	105,000	111,498
Housing & Redevelopment Authority of The City of St. Paul,
5.000%, 12/01/2036 (Callable 12/01/2030)	150,000	175,943
Minnesota Housing Finance Agency,
4.250%, 01/01/2049 (Callable 01/01/2028)(Insured by GNMA)	280,000	311,413
Total Minnesota (Cost $595,998)		598,854	2.2%

Mississippi
City of Gulfport MS,
5.000%, 07/01/2026	100,000	117,550
Mississippi Development Bank,
4.000%, 03/01/2035 (Callable 03/01/2028) (6)	200,000	231,364
State of Mississippi,
5.000%, 10/15/2029 (Callable 10/15/2025)	120,000	138,343
Total Mississippi (Cost $478,845)		487,257	1.8%

Missouri
City of Kansas City MO,
0.000%, 02/01/2029	100,000	82,038
Missouri Southern State University,
4.000%, 10/01/2037 (Callable 10/01/2029)(Insured by AGM)	65,000	72,851
St. Joseph Industrial Development Authority,
2.950%, 01/01/2022	100,000	99,852
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026	125,000	135,946
3.875%, 10/01/2035 (Callable 10/01/2029)	165,000	160,446
Total Missouri (Cost $552,252)		551,133	2.0%

Nebraska
Village of Boys Town NE,
3.000%, 09/01/2028	100,000	112,324
Total Nebraska (Cost $100,000)		112,324	0.4%

Nevada
City of Sparks NV,
2.500%, 06/15/2024 (3)	50,000	50,457
Henderson Public Improvement Trust,
4.000%, 01/01/2026 (Callable 07/01/2024)	200,000	209,405
Total Nevada (Cost $252,060)		259,862	0.9%

New Hampshire
New Hampshire Health and Education Facilities Authority,
3.150%, 04/01/2022 (Callable 11/01/2021) (3)	500,000	502,198
Total New Hampshire (Cost $502,217)		502,198	1.8%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (3)	85,000	91,623
Borough of Woodbury Heights NJ,
4.000%, 12/01/2024 (Callable 05/03/2021)(Insured by AGC)	20,000	20,053
Essex County Improvement Authority,
5.000%, 11/01/2027	100,000	124,144
New Jersey Economic Development Authority,
5.000%, 03/01/2029 (Callable 03/01/2023)	300,000	322,379
New Jersey Transportation Trust Fund Authority,
0.000%, 12/15/2026 (Insured by AMBAC)	35,000	32,567
Total New Jersey (Cost $577,147)		590,766	2.1%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	100,000	93,618
City of New York NY,
0.220%, 04/01/2042 (Optional Put Date 04/01/2021) (1)	200,000	200,000
Dutchess County Local Development Corp.,
3.000%, 07/01/2036 (Callable 07/01/2026)	150,000	155,588
Huntington Local Development Corp.,
4.000%, 07/01/2027	250,000	251,085
Metropolitan Transportation Authority:
5.000%, 05/15/2022	25,000	26,189
5.000%, 11/15/2023	50,000	55,633
0.627%, 11/01/2030 (1 Month LIBOR USD + 0.550%)(Mandatory Tender Date 11/01/2022) (2)	25,000	24,901
Middletown City School District,
3.000%, 06/15/2034 (Callable 06/15/2024)(Insured by ST AID)	110,000	114,157
Mount Vernon City School District,
4.000%, 12/01/2028 (Callable 12/01/2027)(Insured by ST AID)	430,000	513,312
New York City Industrial Development Agency,
2.546%, 03/01/2025 (1)	100,000	102,716
New York City Transitional Finance Authority,
4.000%, 07/15/2040 (Callable 07/15/2029)(Insured by ST AID)	150,000	171,826
New York State Dormitory Authority,
5.000%, 03/15/2048 (Callable 09/15/2028)	250,000	304,210
New York State Urban Development Corp.,
5.000%, 03/15/2047 (Callable 09/15/2030)	200,000	248,178
Onondaga Civic Development Corp.,
5.000%, 10/01/2023	100,000	104,151
Town of Ramapo NY:
3.250%, 05/15/2023	100,000	99,878
3.750%, 03/01/2030 (Callable 03/01/2023)	50,000	49,990
Total New York (Cost $2,464,046)		2,515,432	9.0%

North Carolina
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	50,000	51,079
Total North Carolina (Cost $53,754)		51,079	0.2%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	100,000	101,435
City of Mandan ND,
3.000%, 09/01/2036 (Callable 09/01/2024)	200,000	206,750
County of Burleigh ND,
2.750%, 02/01/2022 (Callable 04/21/2021)	250,000	250,037
County of McKenzie ND,
5.000%, 08/01/2024 (Callable 08/01/2023)	100,000	108,758
Jamestown Park District,
4.000%, 07/01/2031 (Callable 07/01/2024)	100,000	107,483
North Dakota Housing Finance Agency,
3.350%, 07/01/2031 (Callable 01/01/2027)	75,000	81,071
Total North Dakota (Cost $851,803)		855,534	3.1%

Ohio
Cleveland-Cuyahoga County Port Authority:
5.000%, 08/01/2025 (Callable 08/01/2024)	160,000	181,655
5.000%, 07/01/2028	250,000	312,525
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)	100,000	107,935
Northeast Ohio Medical University,
4.000%, 12/01/2045 (Callable 12/01/2030)	225,000	247,380
Ohio Higher Educational Facility Commission,
2.659%, 12/01/2023 (1)	170,000	176,046
Ohio Housing Finance Agency,
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	65,000	72,967
Ohio Turnpike & Infrastructure Commission,
0.000%, 02/15/2034 (Callable 02/15/2031) (7)	70,000	85,717
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023 (Callable 05/01/2022)	100,000	100,078
5.000%, 04/01/2030	125,000	160,664
Total Ohio (Cost $1,420,397)		1,444,967	5.2%

Oklahoma
Norman Regional Hospital Authority,
5.000%, 09/01/2037 (Callable 09/01/2027)	25,000	29,382
Tulsa Industrial Authority:
5.000%, 10/01/2022	100,000	104,469
5.000%, 10/01/2023	25,000	26,793
Total Oklahoma (Cost $159,209)		160,644	0.6%

Oregon
Clackamas Community College District,
5.000%, 06/15/2038 (Callable 06/15/2027) (7)	100,000	120,990
Clackamas County Hospital Facility Authority,
5.000%, 05/15/2024	165,000	175,232
Salem Hospital Facility Authority,
5.000%, 05/15/2034 (Callable 05/15/2029)	50,000	62,689
Total Oregon (Cost $343,652)		358,911	1.3%

Pennsylvania
Bucks County Industrial Development Authority,
3.750%, 09/15/2043 (Callable 09/15/2023)	130,000	134,731
Chester County Industrial Development Authority,
5.000%, 08/01/2035 (Callable 08/01/2023)	135,000	136,109
City of Scranton PA,
5.000%, 09/01/2021 (3)	50,000	50,682
Delaware County Authority,
4.000%, 10/01/2022	90,000	94,048
Delaware Valley Regional Finance Authority,
0.560%, 09/01/2048 (SIFMA Municipal Swap Index + 0.530%)(Callable 09/01/2022)(Mandatory Tender Date 09/01/2023) (2)	150,000	149,829
East Hempfield Township Industrial Development Authority,
5.000%, 07/01/2025	150,000	153,256
Montgomery County Higher Education & Health Authority,
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	100,000	100,117
Montgomery County Industrial Development Authority,
5.000%, 11/15/2036 (Callable 11/15/2026)	150,000	173,511
Pennsylvania Higher Educational Facilities Authority:
5.000%, 01/01/2025 (Callable 01/01/2022)	90,000	92,230
5.000%, 05/01/2031 (Callable 05/01/2026)	25,000	28,915
5.000%, 07/01/2035 (Callable 07/01/2026)	100,000	107,167
Pennsylvania Turnpike Commission:
0.000%, 12/01/2040 (Callable 06/01/2029) (7)	75,000	77,077
5.000%, 12/01/2048 (Callable 12/01/2028)	40,000	49,152
Philadelphia Authority for Industrial Development,
3.500%, 12/01/2036 (Callable 12/01/2028)	100,000	108,508
Reading School District,
0.000%, 01/15/2029 (Insured by NATL)	100,000	84,994
Sayre Health Care Facilities Authority,
0.958%, 12/01/2031 (3 Month LIBOR USD + 0.830%)(Callable 05/03/2021) (2)	165,000	163,433
State Public School Building Authority,
0.000%, 05/15/2030 (Insured by NATL)	200,000	167,267
Total Pennsylvania (Cost $1,843,013)		1,871,026	6.7%

Rhode Island
Rhode Island Turnpike & Bridge Authority,
4.000%, 10/01/2036 (Callable 10/01/2029)	125,000	145,552
Total Rhode Island (Cost $138,766)		145,552	0.5%

South Carolina
Florence-Darlington Commission for Technical Education,
5.000%, 03/01/2024 (Callable 09/01/2023)	100,000	107,991
Patriots Energy Group Financing Agency,
4.000%, 10/01/2048 (Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (1)	65,000	70,954
Scago Educational Facilities Corp. for Spartanburg School District No. 1,
3.375%, 06/01/2030 (Callable 06/01/2025)	100,000	106,094
South Carolina Jobs-Economic Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	100,000	112,012
5.250%, 08/15/2033 (Callable 08/15/2026)	150,000	174,353
South Carolina State Housing Finance & Development Authority,
3.800%, 07/01/2034 (Callable 07/01/2024)(Insured by GNMA)	60,000	61,682
South Carolina Transportation Infrastructure Bank,
0.527%, 10/01/2031 (1 Month LIBOR USD + 0.450%)(Callable 10/01/2021)(Mandatory Tender Date 10/01/2022) (2)	150,000	150,091
Spartanburg County School District No. 7,
5.000%, 03/01/2037 (Callable 03/01/2029)	150,000	188,562
Total South Carolina (Cost $949,031)		971,739	3.5%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	125,000	138,746
Total South Dakota (Cost $133,590)		138,746	0.5%

Tennessee
City of Memphis TN,
4.000%, 12/01/2035 (Callable 12/01/2026)	125,000	143,239
Total Tennessee (Cost $144,937)		143,239	0.5%

Texas
Arlington Higher Education Finance Corp.,
4.000%, 08/01/2033 (Callable 08/01/2028)(PSF Guaranteed)	125,000	145,319
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2035 (Callable 10/01/2027)	100,000	113,565
Brazoria County Toll Road Authority,
0.000%, 03/01/2038 (Callable 03/01/2030) (7)	55,000	54,576
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	80,000	77,272
Harris County Cultural Education Facilities Finance Corp.,
0.630%, 12/01/2049 (SIFMA Municipal Swap Index + 0.570%)(Callable 06/01/2024)(Mandatory Tender Date 12/04/2024) (2)	40,000	39,820
Lower Colorado River Authority,
5.000%, 05/15/2040 (Callable 05/15/2025)	75,000	85,852
Matagorda County Navigation District No. 1,
4.400%, 05/01/2030 (Insured by AMBAC)	70,000	84,465
Tarrant County Cultural Education Facilities Finance Corp.,
2.250%, 11/15/2025	150,000	156,106
Texas Municipal Gas Acquisition & Supply Corp. I,
6.250%, 12/15/2026	90,000	105,742
Total Texas (Cost $833,261)		862,717	3.1%

Utah
Weber Basin Water Conservancy District,
5.000%, 10/01/2050 (Callable 10/01/2029)	205,000	254,353
Total Utah (Cost $251,592)		254,353	0.9%

Washington
King County Housing Authority,
4.000%, 11/01/2036 (Callable 11/01/2029)	200,000	235,707
Pend Oreille County Public Utility District No. 1,
5.000%, 01/01/2038 (Callable 01/01/2029)	150,000	169,831
Washington Health Care Facilities Authority,
1.460%, 01/01/2035 (SIFMA Municipal Swap Index + 1.400%)(Callable 07/01/2024)(Mandatory Tender Date 01/01/2025) (2)	90,000	90,561
Total Washington (Cost $470,404)		496,099	1.8%

Wisconsin
Palmyra-Eagle Area School District,
3.000%, 03/01/2025 (Callable 03/01/2023)	75,000	72,142
Public Finance Authority:
5.000%, 07/01/2022	55,000	56,792
5.000%, 10/01/2023 (3)	75,000	80,835
5.000%, 10/01/2044 (Callable 04/01/2029)	250,000	302,710
Village of Mount Pleasant WI,
5.000%, 04/01/2048 (Callable 04/01/2028)	150,000	178,924
Wisconsin Center District:
0.000%, 12/15/2030 (Insured by AGM)	450,000	371,993
0.000%, 12/15/2037 (Callable 06/15/2026)(Insured by BAM)	200,000	114,855
Wisconsin Health & Educational Facilities Authority,
5.000%, 08/15/2039 (Callable 08/15/2024)	100,000	111,655
Wisconsin Housing & Economic Development Authority,
3.500%, 07/01/2025 (3)	100,000	101,360
Total Wisconsin (Cost $1,352,860)		1,391,266	5.0%

Wyoming
Carbon County Specific Purpose Tax Joint Powers Board,
5.000%, 06/15/2025	100,000	113,956
Total Wyoming (Cost $112,084)		113,956	0.4%
Total Municipal Bonds (Cost $27,104,397)		27,595,080	99.2%

Closed-End Investment Company
Nuveen AMT-Free Quality Municipal Income Fund, Series D Preferred Shares,
0.410%, 03/01/2029 (1)	200,000	200,000
Total Closed-End Investment Company (Cost $200,000)		200,000	0.7%
Total Long-Term Investments (Cost $27,304,397)		27,795,080	99.9%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 0.01% (4)	19,210	19,210
Total Short-Term Investment (Cost $19,210)		19,210	0.1%
Total Investments (Cost $27,323,607)		27,814,290	100.0%
Liabilities in Excess of Other Assets		(8,434)	(0.0)%
TOTAL NET ASSETS		$27,805,856	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2021.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2021, the value of these securities total $1,776,758, which represents 6.39% of total net assets.

(4)	Seven-day yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2021.

Baird Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$27,595,080	$–	$27,595,080
Closed-End Investment Company	–	200,000	–	200,000
Total Long-Term Investments	–	27,795,080	–	27,795,080
Short-Term Investment
Money Market Mutual Fund	19,210	–	–	19,210
Total Short-Term Investment	19,210	–	–	19,210
Total Investments	$19,210	$27,795,080	$–	$27,814,290

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.